Real Estate Acquisitions and Dispositions (FY) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Number of real estate acquisitions	1	5	84	7
Number of real estate acquisitions, excluding those from business combinations			8
Proceeds from sale of real estate property			$ 6,500
Gain on sale of real estate property	$ 877	$ 0	$ 1,800	$ 4,700
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Number of real estate acquisitions			76